Average Annual Total Returns{- Automotive Portfolio} - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-18 - Automotive Portfolio	Automotive Portfolio-Default Return Before Taxes Past 1 year	Automotive Portfolio-Default Return Before Taxes Past 5 years	Automotive Portfolio-Default Return Before Taxes Past 10 years	Automotive Portfolio-Default After Taxes on Distributions Past 1 year	Automotive Portfolio-Default After Taxes on Distributions Past 5 years	Automotive Portfolio-Default After Taxes on Distributions Past 10 years	Automotive Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Automotive Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Automotive Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1529 Past 1 year	F1529 Past 5 years	F1529 Past 10 years
Total	62.44%	16.14%	11.51%	57.38%	13.62%	9.15%	37.86%	11.93%	8.52%	18.40%	15.22%	13.88%	58.26%	16.05%	11.97%